Consolidated statement of changes in equity - GBP (£) £ in Millions		Called-up share capital	Paid-in equity		Share premium account	Merger reserve	FVOCI reserve		Cash flow hedging reserve		Foreign exchange reserve		Capital redemption reserve	Retained earnings		Own shares held		Owners' equity		Non-controlling interests		Ordinary shareholders		Preference shareholders		Total
At 1 January at Dec. 31, 2016		£ 11,823	£ 4,582		£ 25,693	£ 10,881	£ 238	[1]	£ 1,030		£ 2,888		£ 4,542	£ (12,936)	[2]	£ (132)	[2]			£ 795	[2]
Ordinary shares issued		142			235
Profit attributable to ordinary shareholders and other equity owners	[2]													1,473
Equity preference dividends paid	[2]													(234)
Paid-in equity dividends paid	[2]													(487)
Redemption of debt preference shares	[3]				748									(748)	[2]
Redemption/reclassification of paid-in equity			(524)	[4]										(196)	[2]
Unrealised (losses)/gains							202
Realised gains							(176)
Tax							(9)
Amount recognized in equity	[5]								(277)
Amount transferred from equity to earnings	[6]								(792)
Tax									266
Retranslation of net assets											111
Foreign currency gains/(losses) on hedges of net assets											(6)
Tax											(1)
Recycled to profit or loss on disposal of businesses	[7]										(22)
Other movements	[2]													90
Remeasurement of the retirement benefit schemes, tax	[2]													(28)
Changes in fair value of credit in financial liabilities designated at fair value through profit, gross	[2]													(126)
Changes in fair value of credit in financial liabilities designated at fair value through profit, tax	[2]													18
Shares issued under employee share schemes	[2]													(5)		161
Share based payments	[2]													(22)
Own shares acquired	[2]															(72)
Currency translation adjustments and other movements																				17	[2]					£ 832
Profit/(loss) attributable to non-controlling interests	[2]																			35
Dividends paid	[2]																			(25)
Capital reduction	[8]				(25,789)								£ (4,542)	30,331	[2]
Equity withdrawn and disposals	[2],[9]																			(59)
At 31 December at Dec. 31, 2017		11,965	4,058	[2]	887	10,881	255	[1]	227	[10]	2,970	[10]		17,130	[2]	(43)	[2]	£ 48,330	[2]	763	[2]	£ 41,707	[2]	£ 2,565	[2]	49,093	[2]
Ordinary shares issued		84			140
Implementation of IFRS 9 on 1 January 2018							34							(105)	[1],[2]
Profit attributable to ordinary shareholders and other equity owners	[2]													2,159
Equity preference dividends paid	[2]													(182)
Paid-in equity dividends paid	[2]													(355)
Ordinary dividends paid	[2]													(241)
Redemption of equity preference shares	[2],[11]													(2,805)
Unrealised (losses)/gains							97
Realised gains							(42)
Tax							(1)
Amount recognized in equity	[5]								(63)
Amount transferred from equity to earnings	[6]								(518)
Tax									163
Retranslation of net assets											195
Foreign currency gains/(losses) on hedges of net assets											(33)
Tax											23
Recycled to profit or loss on disposal of businesses	[7]										123
Realised gains in period on FVOCI equity shares	[2]													6
contributions in preparation for ring-fencing	[2],[12]													(2,053)
Other movements	[2]													86
Remeasurement of the retirement benefit schemes, tax	[2]													539
Changes in fair value of credit in financial liabilities designated at fair value through profit, gross	[2]													200
Changes in fair value of credit in financial liabilities designated at fair value through profit, tax	[2]													(33)
Shares issued under employee share schemes	[2]													(2)		87
Share based payments	[2]													(32)
Own shares acquired	[2]															(65)
Currency translation adjustments and other movements																				25	[2]					(415)
Profit/(loss) attributable to non-controlling interests	[2]																			(8)
Dividends paid	[2]																			(5)
Equity withdrawn and disposals	[2],[9]																			(21)
At 31 December at Dec. 31, 2018		12,049	4,058	[2]	1,027	10,881	343	[1]	(191)	[10]	3,278	[10]		14,312	[2]	(21)	[2]	45,736	[2]	754	[2]	41,182	[2]	496	[2]	46,490	[2]
Ordinary shares issued		45			67
Implementation of IFRS 16 on 1 January 2019	[13]													(187)
Profit attributable to ordinary shareholders and other equity owners														3,539
Equity preference dividends paid														(39)
Paid-in equity dividends paid														(367)
Ordinary dividends paid														(3,018)
Unrealised (losses)/gains							(107)
Realised gains							(90)
Tax							(8)
Amount recognized in equity	[5]								573
Amount transferred from equity to earnings	[6]								(279)
Tax									(68)
Retranslation of net assets											(428)
Foreign currency gains/(losses) on hedges of net assets											83
Tax											(110)
Recycled to profit or loss on disposal of businesses	[7]										(1,480)
Realised gains in period on FVOCI equity shares														112
Other movements														(142)
Remeasurement of the retirement benefit schemes, tax														24
Changes in fair value of credit in financial liabilities designated at fair value through profit, gross														(189)
Changes in fair value of credit in financial liabilities designated at fair value through profit, tax														20
Shares issued under employee share schemes														(6)		39
Share based payments														(113)
Own shares acquired																(60)
Currency translation adjustments and other movements																				(11)						(949)
Profit/(loss) attributable to non-controlling interests																				261
Dividends paid																				(5)
Equity raised	[14]																			45
Equity withdrawn and disposals	[9]																			(1,035)
At 31 December at Dec. 31, 2019		£ 12,094	£ 4,058		£ 1,094	£ 10,881	£ 138		£ 35	[10]	£ 1,343	[10]		£ 13,946		£ (42)		£ 43,547		£ 9		£ 38,993		£ 496		£ 43,556

[1]	Years ended 31 December 2019 and 31 December 2018 prepared under IFRS 9. Year ended 31 December 2017 prepared under IAS 39.
[2]	Restated for IAS12 ‘income taxes’ refer to accounting policy 1, Other amendments to IFRS, for further details.
[3]	During 2017, non-cumulative US dollar preference shares were redeemed at their original issue price of US$1.1 billion. The nominal value of £0.3 million was credited to the capital redemption reserve; share premium increased by £0.7 billion in respect of the premium received on issue, with a corresponding decrease in retained earnings.
[4]	Paid-in equity reclassified to liabilities as a result of the call of US$564 million and CAD321 million EMTN notes in August 2017 (redeemed in October 2017) and the call of RBS Capital Trust D in March 2017 (redeemed in June 2017).
[5]	The amount credited to the cash flow hedging reserve comprised £585 million (2018 - £166 million debit) in relation to interest rate hedges lesser debit of £12 million (2018 - £103 million credit) in relation to foreign exchange hedges.
[6]	The cash flow hedging reserve was reduced by £243 million in relation to interest rate hedges (2018 - £493 million) credited net interest income and reduced by £36 million (2018 - £25 million) in relation to foreign exchange hedging which was credited to net interest income.
[7]	Includes £290 million recycled on completion of the Alawwal bank merger in June 2019 (with a further £48m shown in Tax), £1,102 million recycled on the subsequent liquidation of RFS Holdings B.V. (with a further £65m shown in Tax), and £67m attributable to the capital repayment by UBI DAC. The Alawwal bank merger resulted in the derecognition of the associate investment in Alawwal bank and recognition of a new investment in SABB held at FVOCI. The recycling gains arising from the liquidation of RFS Holdings B.V. and capital repayment by UBIDAC, have been calculated using the step-by-step method in IFRIC 16 ‘Hedges of a Net Investment in a Foreign Operation’ and by reference to the absolute reduction in ownership interest respectively. Amount recycled also includes £2,661 million related with historical hedge relationship taken to non interest income.
[8]	On 15 June 2017, the Court of Session approved a reduction of RBSG plc’s capital so that the amounts which stood to the credit of share premium account and capital redemption reserve were transferred to retained earnings.
[9]	Distribution to RFS Holdings B.V. consortium members on completion of the Alawwal bank merger.
[10]	The hedging element of the cash flow hedging reserve and foreign exchange reserve relates mainly to de-designated hedges.
[11]	During 2018, non-cumulative US dollar, Euro and Sterling preference shares were redeemed.
[12]	On 17 April 2018 RBS Group agreed a Memorandum of Understanding (MoU) with the Trustees of the RBS Group Pension Fund in connection with the requirements of ring-fencing. NWM Plc could not continue to be a participant in the Main section and separate arrangements were required for its employees. Under the MoU, NWB Plc made a contribution of £2 billion on 9 October 2018 to strengthen funding of the Main section in recognition of the changes in covenant. Also under the MoU, NWM Plc made a £53 million contribution to the NWM section in Q1 2019.
[13]	Year ended 31 December 2019 prepared under IFRS 16 Leases. Years ended 31 December 2018 and 31 December 2017 prepared under IAS 17 Leases. Refer to Note 22 for further information on the impact of IFRS 16 implementation.
[14]	Capital injection from RFS Holdings B.V. consortium members.